Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial assets at fair value through profit or loss	€ 0	€ 40
Total assets classified as held for sale	0	40
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial liabilities at fair value through profit or loss	0	208
Total liabilities classified as held for sale	€ 0	€ 208